Government assistance - Statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Government assistance
Government assistance (note 5)	$ 801	$ 5,921	$ 5,921	$ 2,680
SIF
Government assistance
Government assistance (note 5)			$ 5,921	2,548
Other
Government assistance
Government assistance (note 5)		$ 14		$ 132